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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number        811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas  77046

(Address of principal executive offices)  (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas  77046

(Name and address of agent for service)

  Registrant’s telephone number, including area code:      (713) 626-1919

  Date of fiscal year end:      8/31

  Date of reporting period:      11/30/17

Item 1. Schedule of Investments.

Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco Premier Tax-Exempt Portfolio
Quarterly Schedule of Portfolio Holdings
November 30, 2017

invesco.com/us	CM-I-TST-QTR-1	11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–44.09%(a)
Asset-Backed Securities - Consumer Receivables–2.08%
Old Line Funding, LLC(b)	1.35%	01/05/2018	$15,000	$14,980,313
Asset-Backed Securities - Fully Supported–6.64%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(d)	1.40%	01/08/2018	10,000	9,985,222
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(d)	1.40%	01/09/2018	10,000	9,984,833
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(d)	1.45%	01/09/2018	5,000	4,992,146
Kells Funding LLC (CEP-FMS Wertmanagement) (d)	1.51%	02/21/2018	15,000	14,948,750
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%) (b)(c)(d)	1.49%	05/21/2018	8,000	8,000,000
				47,910,951
Asset-Backed Securities - Fully Supported Bank–11.84%
Anglesea Funding LLC (Multi-CEP’s) (1 mo. USD LIBOR + 0.27%) (b)(c)(d)	1.52%	03/14/2018	10,500	10,500,000
Anglesea Funding LLC (Multi-CEP’s) (1 mo. USD LIBOR + 0.27%) (b)(c)(d)	1.61%	03/28/2018	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%) (c)	1.46%	04/03/2018	10,000	10,000,000
Ebury Finance LLC (Multi-CEP’s)(b)(d)	1.20%	12/01/2017	15,000	15,000,000
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(d)	1.37%	01/12/2018	10,000	9,984,134
Matchpoint Finance PLC (CEP-BNP Paribas S.A.)(b)(d)	1.49%	02/12/2018	10,000	9,969,989
Matchpoint Finance PLC (CEP-BNP Paribas S.A.)(b)(d)	1.51%	02/15/2018	10,000	9,968,333
Mountcliff Funding LLC (Multi-CEP’s)(b) (d)	1.30%	12/04/2017	15,000	14,998,375
				85,420,831
Asset-Backed Securities - Multi-Purpose–3.98%
CHARTA, LLC(b)	1.35%	12/11/2017	3,750	3,748,604
Versailles Commercial Paper LLC(b)	1.32%	12/05/2017	10,000	9,998,533
Versailles Commercial Paper LLC(b)	1.36%	01/02/2018	10,000	9,987,911
Versailles Commercial Paper LLC(b)	1.40%	01/09/2018	5,000	4,992,417
				28,727,465
Consumer Finance–2.08%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%) (c)(d)	1.44%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%) (c)(d)	1.54%	04/24/2018	10,000	10,000,000
				15,000,000
Diversified Banks–12.63%
DBS Bank Ltd. (b)(d)	1.36%	01/03/2018	10,000	9,987,533
DBS Bank Ltd. (b)(d)	1.37%	01/16/2018	5,000	4,991,279
DBS Bank Ltd. (b)(d)	1.40%	01/25/2018	5,000	4,989,382
Erste Abwicklungsanstalt (b)(d)	1.39%	01/31/2018	5,000	4,988,308
Erste Abwicklungsanstalt (b)(d)	1.40%	02/06/2018	15,000	14,961,196
ING (US) Funding LLC (d)	1.41%	02/05/2018	10,000	9,974,333
ING (US) Funding LLC (d)	1.41%	02/06/2018	8,000	7,979,156
J.P. Morgan Securities LLC	1.46%	02/16/2018	12,000	11,962,783
NRW Bank (b)(d)	1.41%	02/09/2018	1,280	1,276,516
Toronto-Dominion Bank (The) (b)(d)	1.30%	12/13/2017	5,000	4,997,833
United Overseas Bank Ltd. (b)(d)	1.37%	01/04/2018	15,000	14,980,592
				91,088,911
Diversified Capital Markets–2.76%
UBS AG (b)(d)	1.55%	06/12/2018	10,000	9,917,975
UBS AG (1 mo. USD LIBOR + 0.23%) (b)(c)(d)	1.47%	06/12/2018	10,000	10,000,000
				19,917,975

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–2.08%
Banque et Caisse d’Epargne de l’Etat (d)	1.38%	01/16/2018	$15,000	$14,973,550
Total Commercial Paper (Cost $318,019,996)				318,019,996
Certificates of Deposit–24.39%
Australia & New Zealand Banking Group, Ltd.(d)	1.08%	12/01/2017	35,000	35,000,000
Bank of America, N.A.	1.40%	02/16/2018	10,000	10,000,000
Bank of America, N.A.	1.46%	04/16/2018	5,000	5,000,000
China Construction Bank Corp. (d)	1.50%	12/04/2017	15,000	15,000,000
China Construction Bank Corp. (d)	1.57%	12/27/2017	10,000	10,000,000
Dexia Credit Local S.A. (1 mo. USD LIBOR + 0.35%) (c)(d)	1.68%	12/27/2017	10,000	10,000,000
KBC Bank N.V. (Belgium)(d)	0.00%	02/28/2018	10,000	9,959,625
KBC Bank N.V. (Belgium)(d)	1.50%	01/18/2018	5,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%) (c)(d)	1.55%	05/30/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%) (c)(d)	1.46%	06/01/2018	5,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%) (c)(d)	1.46%	06/01/2018	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	1.36%	01/05/2018	20,000	20,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.30%) (c)(d)	1.62%	12/19/2017	5,000	5,000,000
Toronto-Dominion Bank (The) (d)	1.41%	03/20/2018	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%) (c)	1.82%	01/19/2018	5,000	5,000,000
Westpac Banking Corp. (Australia) (1 mo. USD LIBOR + 0.50%) (c)(d)	1.74%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $175,959,625)				175,959,625
Variable Rate Demand Notes–15.07%(e)
Credit Enhanced–15.07%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)	0.99%	08/01/2035	4,640	4,640,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	1.18%	11/01/2030	12,295	12,295,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC-FHLB of Dallas)(f)	1.25%	12/01/2031	10,890	10,890,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC-Sumitomo Mitsui Banking Corp.) (b)(d)(f)	1.36%	04/01/2047	21,200	21,200,000
Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.) (b)(d)(f)	1.36%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	1.22%	05/01/2037	12,900	12,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	1.30%	03/01/2039	10,055	10,055,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.) (f)	1.50%	11/01/2049	12,550	12,550,000
Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.) (f)	1.50%	11/01/2049	17,000	17,000,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.(The))(f)	0.96%	07/01/2032	415	415,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(f)	0.97%	11/01/2038	2,735	2,735,000
Total Variable Rate Demand Notes (Cost $108,680,000)				108,680,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.55% (Cost $602,659,621)				602,659,621
			Repurchase amount
Repurchase Agreements–16.42%(g)
Bank of Nova Scotia, agreement dated 11/30/2017, maturing value of $10,000,350 (collateralized by a foreign corporate obligation valued at $10,200,162; 1.25%; 07/26/2019) (d)	1.26%	12/01/2017	10,000,350	10,000,000
BMO Capital Markets Corp., agreement dated 11/30/2017, maturing value of $34,001,190 (collateralized by domestic and foreign corporate obligations valued at $35,700,328; 1.85% - 8.40%; 02/15/2019 - 11/15/2027) (d)	1.26%	12/01/2017	34,001,190	34,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase amount	Value
Repurchase Agreements–(continued)
Citigroup Global Markets, Inc., open agreement dated 08/22/2017, (collateralized by a U.S. Treasury obligation valued at $8,670,071; 1.13%; 02/28/2019) (h)	1.82%	—	$ —	$8,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 11/30/2017, aggregate maturing value of $525,015,313 (collateralized by domestic agency mortgage-backed securities valued at $535,500,000; 2.50% - 4.50%; 10/01/2025 - 11/20/2047)	1.05%	12/01/2017	1,955,148	1,955,091
Credit Suisse Securities (USA) LLC, term agreement dated 11/28/2017, maturing value of $17,004,231 (collateralized by a domestic non-agency mortgage-backed security valued at $17,850,666; 1.61%; 05/25/2047) (d) (i)	1.28%	12/05/2017	17,004,231	17,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/28/2017, maturing value of $5,001,322 (collateralized by a domestic non-agency mortgage-backed security valued at $5,251,525; 3.28%; 05/26/2037) (d) (i)	1.36%	12/05/2017	5,001,322	5,000,000
ING Financial Markets, LLC, agreement dated 11/30/2017, maturing value of $6,000,210 (collateralized by a domestic agency mortgage-backed security valued at $6,120,000; 2.29%; 06/01/2043) (d)	1.26%	12/01/2017	6,000,210	6,000,000
Wells Fargo Securities, LLC, agreement dated 11/30/2017, maturing value of $21,000,735 (collateralized by foreign corporate obligations valued at $21,420,001; 0.88% - 2.50%; 10/05/2018 - 11/02/2027)	1.26%	12/01/2017	21,000,735	21,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/2017, aggregate maturing value of $700,020,417 (collateralized by domestic agency mortgage-backed securities valued at $714,000,000; 3.50% - 4.00%; 11/01/2032 - 12/01/2047)	1.05%	12/01/2017	15,000,438	15,000,000
Total Repurchase Agreements (Cost $118,455,091)				118,455,091
TOTAL INVESTMENTS(j)(k)–99.97% (Cost $721,114,712)				721,114,712
OTHER ASSETS LESS LIABILITIES–0.03%				205,191
NET ASSETS–100.00%				$721,319,903

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LOC	—Letter of Credit
RB	—Revenue Bonds
USD	—United States Dollar
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $258,381,424, which represented 35.82% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 10.9%; France: 9.4%; Japan: 9.0%; Singapore: 7.6%; Switzerland: 5.8%; Australia: 5.7%; China: 5.5%; Netherlands: 5.5%; Germany: 5.0%; other countries less than 5% each: 5.5%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2017

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–33.55%
Federal Farm Credit Bank (FFCB)–2.98%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%) (a)	1.34%	12/27/2017	$8,000	$7,999,256
Unsec. Bonds (1 mo. USD LIBOR + 0.03%) (a)	1.30%	01/17/2018	52,500	52,497,391
Unsec. Bonds (1 mo. USD LIBOR + 0.03%) (a)	1.32%	03/22/2018	9,565	9,563,484
Unsec. Bonds (1 mo. USD LIBOR + 0.04%) (a)	1.28%	12/08/2017	4,500	4,499,958
Unsec. Bonds (1 mo. USD LIBOR + 0.04%) (a)	1.28%	01/02/2018	12,375	12,375,320
Unsec. Bonds (1 mo. USD LIBOR + 0.05%) (a)	1.29%	04/09/2018	6,200	6,198,883
Unsec. Bonds (1 mo. USD LIBOR + 0.05%) (a)	1.31%	04/16/2018	6,765	6,765,642
Unsec. Bonds (1 mo. USD LIBOR + 0.10%) (a)	1.34%	10/03/2018	3,000	3,005,705
Unsec. Bonds (1 mo. USD LIBOR + 0.12%) (a)	1.40%	03/21/2018	5,000	5,000,692
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (a)	1.31%	12/04/2019	15,000	14,999,217
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.17%	06/05/2019	15,000	14,998,872
Unsec. Bonds (3 mo. USD LIBOR - 0.03%) (a)	1.29%	03/02/2018	18,865	18,869,082
Unsec. Bonds (3 mo. USD LIBOR - 0.36%) (a)	1.00%	01/22/2018	25,000	25,000,000
				181,773,502
Federal Home Loan Bank (FHLB)–27.51%
Unsec. Bonds (1 mo. USD LIBOR + 0.08%) (a)	1.34%	02/16/2018	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (a)	1.21%	02/19/2019	17,000	17,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.23%	07/23/2018	56,000	56,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.16%	02/04/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.17%	02/11/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.17%	02/11/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.26%	02/28/2019	30,000	30,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.26%	02/28/2019	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.16%	03/06/2019	55,000	55,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.20%	03/20/2019	45,000	45,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.24%	01/25/2019	30,000	30,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.18%	05/17/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%) (a)	1.18%	04/18/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.18%	04/22/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.19%	04/22/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.13%	12/14/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.12%	10/10/2018	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.12%	10/10/2018	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.20%	10/26/2018	7,000	7,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.11%	11/05/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.11%	11/09/2018	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.10%	07/03/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.11%	10/12/2018	83,000	83,000,139
Unsec. Bonds (3 mo. USD LIBOR - 0.17%) (a)	1.15%	03/06/2018	50,000	50,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%) (a)	1.15%	03/09/2018	25,000	25,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%) (a)	1.14%	03/19/2018	20,000	20,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%) (a)	1.10%	03/19/2018	55,000	55,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%) (a)	1.10%	03/19/2018	25,000	25,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%) (a)	1.10%	04/12/2018	40,000	40,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.27%) (a)	1.10%	04/20/2018	7,000	6,999,791
Unsec. Bonds (3 mo. USD LIBOR - 0.27%) (a)	1.09%	04/23/2018	40,000	39,999,202
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%) (a)	1.31%	12/05/2017	18,000	17,999,991
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%) (a)	1.20%	07/12/2018	20,000	20,004,408

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.17%	03/01/2019	$56,000	$56,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.17%	12/21/2018	10,000	10,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.16%	11/19/2018	35,000	35,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.14%) (a)	1.26%	02/08/2018	4,000	4,001,425
Unsec. Global Bonds (3 mo. USD LIBOR - 0.18%) (a)	1.15%	03/26/2018	30,000	30,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%) (a)	1.13%	04/06/2018	60,000	60,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%) (a)	1.13%	04/11/2018	250,000	250,007,811
Unsec. Global Bonds (3 mo. USD LIBOR - 0.34%) (a)	1.02%	01/23/2018	50,000	50,000,731
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%) (a)	1.01%	01/23/2018	13,000	13,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%) (a)	1.06%	05/14/2018	80,000	79,985,505
Unsec. Global Bonds (3 mo. USD LIBOR) (a)	1.32%	03/08/2018	4,000	4,000,000
				1,677,999,003
Federal Home Loan Mortgage Corp. (FHLMC)–1.37%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	20,000	19,992,767
Unsec. Global Notes (3 mo. USD LIBOR + 0.02%) (a)	1.34%	03/08/2018	26,800	26,825,657
Unsec. Global Notes (3 mo. USD LIBOR - 0.03%) (a)	1.32%	01/08/2018	10,000	10,000,000
Unsec. Global Notes (3 mo. USD LIBOR - 0.25%) (a)	1.11%	07/24/2018	9,800	9,800,000
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	1.33%	10/15/2045	16,910	16,909,538
				83,527,962
Federal National Mortgage Association (FNMA)–0.05%
Unsec. Notes (3 mo. USD LIBOR - 0.05%) (a)	1.28%	03/21/2018	3,075	3,077,573
Overseas Private Investment Corp. (OPIC)–1.64%
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.33%	06/15/2025	12,000	12,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.33%	02/15/2028	10,000	10,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%) (c)	1.33%	08/15/2029	15,000	15,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.30%	12/15/2019	7,452	7,452,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.33%	09/15/2020	45,800	45,800,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate) (c)	1.30%	09/15/2022	9,886	9,886,000
				100,138,000
Total U.S. Government Sponsored Agency Securities (Cost $2,046,516,040)				2,046,516,040
U.S. Treasury Securities–22.50%
U.S. Treasury Bills–21.68%(b)
U.S. Treasury Bills	1.05%	12/14/2017	70,000	69,973,446
U.S. Treasury Bills	1.13%	12/21/2017	100,000	99,937,222
U.S. Treasury Bills	1.05%	01/04/2018	45,000	44,955,375
U.S. Treasury Bills	1.13%	01/04/2018	125,000	124,867,187
U.S. Treasury Bills	1.09%	01/11/2018	50,000	49,938,215
U.S. Treasury Bills	1.09%	01/18/2018	100,000	99,854,667
U.S. Treasury Bills	1.11%	01/18/2018	50,000	49,926,333
U.S. Treasury Bills	1.14%	01/25/2018	70,000	69,879,153
U.S. Treasury Bills	1.13%	02/01/2018	100,000	99,805,389
U.S. Treasury Bills	1.14%	02/01/2018	50,000	49,902,694
U.S. Treasury Bills	1.19%	02/08/2018	120,000	119,727,450
U.S. Treasury Bills	1.29%	03/01/2018	200,000	199,357,501
U.S. Treasury Bills	1.14%	03/15/2018	45,000	44,852,320
U.S. Treasury Bills	1.19%	03/22/2018	100,000	99,636,166
U.S. Treasury Bills	1.23%	04/12/2018	100,000	99,552,666
				1,322,165,784

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–0.82%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%) (a)	1.35%	07/31/2019	$50,000	$49,998,711
Total U.S. Treasury Securities (Cost $1,372,164,495)				1,372,164,495
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–56.05% (Cost $3,418,680,535)				3,418,680,535
			Repurchase Amount
Repurchase Agreements–44.84%(d)
BNP Paribas Securities Corp., joint agreement dated 11/30/2017, aggregate maturing value of $400,011,889 (collateralized by U.S. Treasury obligations valued at $407,168,173; 0.13%; 04/15/2019 - 04/15/2021)	1.07%	12/01/2017	100,002,973	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 11/30/2017, aggregate maturing value of $2,000,420,000 (collateralized by U.S. Treasury obligations valued at $2,038,277,778; 0.13%; 04/15/2019 - 07/15/2022) (e)	1.08%	12/07/2017	225,047,252	225,000,000
CIBC World Markets Corp., joint term agreement dated 11/10/2017, aggregate maturing value of $775,783,181 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $790,500,070; 0.75% - 6.00%; 06/01/2018 - 11/20/2047) (e)	1.07%	12/14/2017	205,207,164	205,000,000
ING Financial Markets, LLC, term agreement dated 11/01/2017, maturing value of $50,066,889 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $51,000,013; 0% - 4.00%; 01/11/2018 - 09/01/2047)	1.12%	12/14/2017	50,066,889	50,000,000
ING Financial Markets, LLC, term agreement dated 11/10/2017, maturing value of $45,048,563 (collateralized by domestic agency mortgage-backed securities valued at $45,900,000; 2.29% - 4.00%; 04/01/2034 - 04/01/2047)	1.11%	12/15/2017	45,048,563	45,000,000
ING Financial Markets, LLC, term agreement dated 11/14/2017, maturing value of $30,028,675 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $30,600,012; 0% - 4.00%; 01/02/2018 - 04/01/2047)	1.11%	12/15/2017	30,028,675	30,000,000
Lloyds Bank PLC, joint term agreement dated 11/02/2017, aggregate maturing value of $500,499,444 (collateralized by U.S. Treasury obligations valued at $509,048,801; 1.00% - 2.38%; 12/31/2017 - 08/15/2024)	1.16%	12/04/2017	80,079,911	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 11/30/2017, maturing value of $100,002,917 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.25% - 4.50%; 07/01/2027 - 06/15/2052)	1.05%	12/01/2017	100,002,917	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 11/29/2017, aggregate maturing value of $1,200,252,917 (collateralized by U.S. Treasury obligations valued at $1,216,062,782; 0% - 4.50%; 08/15/2018 - 08/15/2045) (e)	1.07%	12/06/2017	225,047,225	225,000,413
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 11/29/2017, aggregate maturing value of $1,386,413,391 (collateralized by U.S. Treasury obligations valued at $1,410,355,665; 1.50% - 2.13%; 04/30/2024 - 08/15/2026) (e)	1.07%	12/06/2017	145,092,681	145,062,500
National Australia Bank Ltd., joint agreement dated 11/30/2017, aggregate maturing value of $1,000,029,444 (collateralized by U.S. Treasury obligations valued at $1,021,958,290; 1.38% - 2.63%; 06/30/2019 - 11/15/2026)	1.06%	12/01/2017	100,002,944	100,000,000
RBC Capital Markets LLC, joint term agreement dated 10/19/2017, aggregate maturing value of $500,824,444 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,001; 2.00% - 6.00%; 06/30/2024 - 11/20/2047) (e)	1.06%	12/14/2017	90,148,400	90,000,000
RBC Capital Markets LLC, joint term agreement dated 11/13/2017, aggregate maturing value of $600,563,167 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $612,000,045; 2.13% - 4.00%; 11/30/2024 - 12/01/2047) (e)	1.09%	12/14/2017	90,084,475	90,000,000
RBC Capital Markets LLC, joint term agreement dated 11/30/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,020,000,000; 0% - 7.00%; 04/25/2018 - 12/01/2047) (e)	1.16%	01/30/2018	280,000,000	280,000,000
Societe Generale, joint open agreement dated 04/27/2017, (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,530,000,037; 0% - 8.00%; 01/15/2018 - 09/01/2047) (f)	1.08%	—	—	300,000,000
Societe Generale, joint term agreement dated 11/13/2017, aggregate maturing value of $500,465,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $510,000,041; 0% - 8.13%; 06/30/2019 - 02/15/2046) (e)	1.08%	12/14/2017	120,111,600	120,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–(continued)
Sumitomo Mitsui Banking Corp., joint agreement dated 11/30/2017, aggregate maturing value of $2,000,058,333 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,001; 3.50% - 4.00%; 12/20/2045 - 09/20/2047)	1.05%	12/01/2017	$250,007,292	$250,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/2017, aggregate maturing value of $700,020,417 (collateralized by domestic agency mortgage-backed securities valued at $714,000,000; 3.50% - 4.00%; 11/01/2032 - 12/01/2047)	1.05%	12/01/2017	300,008,750	300,000,000
Total Repurchase Agreements (Cost $2,735,062,913)				2,735,062,913
TOTAL INVESTMENTS IN SECURITIES(g)–100.89% (Cost $6,153,743,448)				6,153,743,448
OTHER ASSETS LESS LIABILITIES–(0.89)%				(54,396,927)
NET ASSETS–100.00%				$6,099,346,521

Investment Abbreviations:

COP	—Certificates of Participation
Ctfs.	—Certificates
Disc.	—Discounted
Gtd.	—Guaranteed
LIBOR	—London Interbank Offered Rate
MFH	—Multi-Family Housing
Sr.	—Senior
Unsec.	—Unsecured
USD	—U.S. Dollar
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2017

(Unaudited)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.84%
Alabama–7.06%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.00%	07/01/2040	$2,869	$2,869,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(a)(b)(c)(d)	0.99%	04/01/2028	2,500	2,500,000
				5,369,000
Arizona–2.63%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(a)	1.00%	06/15/2031	300	300,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(a)	1.00%	06/15/2031	1,705	1,705,000
				2,005,000
California–2.64%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.)(a)(b)	0.94%	05/01/2034	705	705,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC-Citibank, N.A.)(a)(b)	0.94%	08/01/2042	1,300	1,300,000
				2,005,000
Colorado–0.96%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	02/01/2031	617	617,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	07/01/2034	65	65,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	04/01/2024	45	45,000
				727,000
District of Columbia–5.57%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC-Royal Bank of Canada)(a)(b)	0.99%	10/01/2036	2,435	2,435,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)	0.97%	10/01/2039	1,800	1,800,000
				4,235,000
Florida–5.06%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	10/01/2021	520	520,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.97%	10/01/2050	1,500	1,500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.00%	11/01/2036	245	245,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(a)(b)	0.97%	11/01/2038	1,585	1,585,000
				3,850,000
Georgia–5.72%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(a)(b)(d)(e)	1.14%	01/01/2029	800	800,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	01/01/2020	150	150,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(d)(e)	1.34%	12/01/2018	100	100,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)	0.98%	01/01/2036	3,000	3,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	09/01/2020	$300	$300,000
				4,350,000
Illinois–4.30%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.95%	12/01/2046	545	545,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	0.95%	01/01/2037	900	900,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis)(a)(b)(e)	1.06%	12/01/2039	905	905,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.23%	10/01/2024	925	925,000
				3,275,000
Indiana–5.40%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	08/01/2037	855	855,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.00%	06/01/2035	2,090	2,090,000
Purdue University; Series 2011 A, VRD COP(a)	0.90%	07/01/2035	1,165	1,165,000
				4,110,000
Louisiana–2.71%
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.)(a)(b)(e)	1.10%	12/01/2027	1,100	1,100,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	1.02%	07/01/2047	960	960,000
				2,060,000
Maryland–1.20%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A)(a)(b)	0.94%	04/01/2035	915	915,000
Massachusetts–3.99%
Boston (City of) Water and Sewer Commission; Series 2017 A, Commercial Paper Notes (LOC-State Street Bank & Trust Co.)(b)	0.96%	01/03/2018	1,200	1,199,842
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(a)(b)	0.98%	10/01/2038	1,135	1,135,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	700	702,705
				3,037,547
Michigan–1.87%
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis)(a)(b)(e)	1.10%	07/01/2032	250	250,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.97%	03/01/2031	1,170	1,170,000
				1,420,000
Minnesota–2.22%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(a)	1.06%	11/15/2031	1,315	1,315,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)(a)	0.98%	10/01/2033	375	375,000
				1,690,000
Mississippi–1.67%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.98%	12/01/2030	1,270	1,270,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.10%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(a)(b)	1.01%	11/01/2037	$20	$20,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(a)(b)	1.01%	08/01/2038	500	500,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(a)(b)	0.99%	02/01/2031	315	315,000
				835,000
Nebraska–0.40%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC-Citibank, N.A.)(a)(b)	1.45%	10/01/2042	305	305,000
Nevada–2.04%
Truckee Meadows Water Authority; Series 2006 B, Commercial Paper Notes (LOC-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)	0.95%	01/03/2018	1,550	1,549,868
New Hampshire–0.99%
New Hampshire (State of) Business Finance Authority; Series 2002 B, VRD Taxable RB(a)	1.34%	11/01/2020	750	750,000
New York–4.07%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)	1.02%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)	1.42%	11/01/2049	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD RB (LOC-Bank of China Ltd.)(a)(b)	1.42%	11/01/2049	1,000	1,000,000
				3,100,000
North Carolina–1.51%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.87%	12/01/2021	200	200,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.)(a)(b)(e)	1.01%	08/01/2020	950	950,000
				1,150,000
Ohio–0.25%
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	0.98%	08/02/2038	190	190,000
Oregon–4.76%
Marion (County of) Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(e)	1.02%	07/01/2027	1,015	1,015,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.99%	08/01/2034	1,855	1,855,000
Portland (Port of) (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.)(a)(b)(e)	1.08%	07/01/2026	750	750,000
				3,620,000
Pennsylvania–4.04%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.)(a)(b)	0.98%	11/01/2039	1,578	1,578,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(a)(b)	1.18%	11/01/2030	165	165,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.96%	06/01/2037	740	740,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.08%	12/01/2025	200	200,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.11%	08/01/2026	200	200,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(a)(b)	0.98%	11/01/2029	$190	$190,000
				3,073,000
Texas–18.52%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)(a)	0.99%	08/01/2035	2,780	2,780,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)	0.98%	05/15/2034	1,700	1,700,000
Houston (City of); Series 2017 G-2, GO Commercial Paper Notes (LOC-Barclays Bank PLC)(b)	1.00%	12/13/2017	1,000	1,000,320
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC-Royal Bank of Canada)(a)(b)(c)	0.97%	01/01/2049	2,025	2,025,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.95%	10/01/2024	915	915,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)(a)(e)	1.04%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(a)	1.00%	05/01/2042	1,710	1,710,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	1,800	1,835,930
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.88%	08/01/2025	1,235	1,235,000
				14,091,250
Utah–3.22%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	0.93%	11/01/2024	2,450	2,450,000
Virginia–1.18%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.98%	08/01/2037	900	900,000
West Virginia–1.97%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(a)(b)	0.98%	01/01/2034	1,500	1,500,000
Wisconsin–2.79%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	1.17%	09/01/2019	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(a)(b)	1.03%	10/01/2042	510	510,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	500	515,146
				2,125,146
TOTAL INVESTMENTS IN SECURITIES(f)(g)–99.84% (Cost $75,964,886)				75,957,811
OTHER ASSETS LESS LIABILITIES–0.16%				121,834
NET ASSETS–100.00%				$76,079,645

Investment Abbreviations:

CEP	—Credit Enhancement Provider	MFH	—Multi-Family Housing
COP	—Certificates of Participation	PCR	—Pollution Control Revenue Bonds
FHLB	—Federal Home Loan Bank	RAN	—Revenue Anticipation Notes
FHLMC	—Federal Home Loan Mortgage Corp.	RB	—Revenue Bonds
FNMA	—Federal National Mortgage Association	Ref.	—Refunding
GO	—General Obligation	TRAN	—Tax and Revenue Anticipation Notes
IDR	—Industrial Development Revenue Bonds	VRD	—Variable Rate Demand
LOC	—Letter of Credit

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.2%; other countries less than 5% each: 6.5%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $3,400,000, which represented 4.47% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Royal Bank of Canada	5.9%

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended November 30, 2017, there were no material transfers between valuation levels.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.